FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 99403-1906

August 1, 2016

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Franklin Templeton Variable Insurance

      Products Trust

File Nos. 033-23493 and 811-05583

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses of Franklin VolSmart Allocation VIP Fund that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 26, 2016.

Very truly yours,

Franklin Templeton Variable Insurance

Products Trust

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS:dmc